Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] $ in Millions	Feb. 28, 2023 USD ($) Numberofemployees
Subsequent Event [Line Items]
Restructuring Charges | $	$ 1.4
Percentage Of Reduction In Employees	28.00%
Number Of Employees | Numberofemployees	50